UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Scott Warner Griswold     Newport Beach, CA     January 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $108,826 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     2271    31000 SH       SOLE                    31000        0        0
AMB PROPERTY CORP              COM              00163T109     5673   178900 SH       SOLE                   178900        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      344    22500 SH       SOLE                    22500        0        0
AVALONBAY CMNTYS INC           COM              053484101     5200    46200 SH       SOLE                    46200        0        0
BOSTON PROPERTIES INC          COM              101121101     8343    96900 SH       SOLE                    96900        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     2073    38400 SH       SOLE                    38400        0        0
CORESITE RLTY CORP             COM              21870Q105     2117   155200 SH       SOLE                   155200        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1471    42100 SH       SOLE                    42100        0        0
EDUCATION RLTY TR INC          COM              28140H104      888   114300 SH       SOLE                   114300        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      705    12600 SH       SOLE                    12600        0        0
EQUITY ONE                     COM              294752100     1896   104300 SH       SOLE                   104300        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     8411   161900 SH       SOLE                   161900        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     3471   199500 SH       SOLE                   199500        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      613    70000 SH       SOLE                    70000        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102      325    38700 SH       SOLE                    38700        0        0
HEALTHCARE RLTY TR             COM              421946104    15426   419300 SH       SOLE                   419300        0        0
HYATT HOTELS CORP              COM CL A         448579102     4027    88000 SH       SOLE                    88000        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2131    51300 SH       SOLE                    51300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104      891    24500 SH       SOLE                    24500        0        0
POST PPTYS INC                 COM              737464107      955    26300 SH       SOLE                    26300        0        0
PUBLIC STORAGE                 COM              74460D109     1237    12200 SH       SOLE                    12200        0        0
REGENCY CTRS CORP              COM              758849103     8997   213000 SH       SOLE                   213000        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      654    66000 SH       SOLE                    66000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    15421   155000 SH       SOLE                   155000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     1674   162100 SH       SOLE                   162100        0        0
U STORE IT TR                  COM              91274F104     1835   192500 SH       SOLE                   192500        0        0
VORNADO RLTY TR                SH BEN INT       929042109     9658   115900 SH       SOLE                   115900        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     1178    38000 SH       SOLE                    38000        0        0
WELLS FARGO SHORT-TERM INVESTM COM              PF9980004      941   940587 SH       SOLE                   940587        0        0